Convertible Note (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Less: Unamortized debt discount	$ (336,880)	$ (1,099,923)	$ 0
Convertible notes, net of discount	63,120	196,077	54,000
Less: Current portion	(63,120)	(196,077)	(54,000)
Long term Portion	0	0	0
Total Convertible Note		1,296,000	54,000
Principal Amount		54,000
July 15, 2024 [Member]
Total Convertible Note	400,000	795,000	0
Principal Amount	$ 795,000	$ 795,000
Interest Rate	10.00%	10.00%
Effective interest rate	390.00%
Maturity Date	July 15, 2025	July 15, 2025
August 15, 2024 [Member]
Total Convertible Note	$ 0	$ 326,000	0
Principal Amount	$ 326,000	$ 326,000
Interest Rate	10.00%	10.00%
Effective interest rate	398.00%
Maturity Date	August 15, 2025	August 15, 2025
August 11, 2022 [Member]
Total Convertible Note		$ 0	18,000
Principal Amount		$ 18,000
Interest Rate		2.00%
Maturity Date		February 11, 2023
September 2, 2022 [Member]
Total Convertible Note		$ 0	17,000
Principal Amount		$ 17,000
Interest Rate		2.00%
Maturity Date		March 2, 2023
April 1, 2023 [Member]
Total Convertible Note		$ 0	19,000
Principal Amount		$ 19,000
Interest Rate		2.00%
Maturity Date		Due on demand
November 15 2024 [Member]
Total Convertible Note	$ 0	$ 100,000	0
Principal Amount	$ 100,000	$ 100,000
Interest Rate	10.00%	10.00%
Effective interest rate	511.00%
Maturity Date	November 15, 2025	November 15, 2025
December 15 2024 [Member]
Total Convertible Note	$ 0	$ 75,000	$ 0
Principal Amount	$ 75,000	$ 75,000
Interest Rate	10.00%	10.00%
Effective interest rate	815.00%
Maturity Date	December 15, 2025	December 15, 2025
February 7, 2025 [Member]
Total Convertible Note	$ 0	$ 0
Principal Amount	$ 1,500,000
Interest Rate	10.00%
Effective interest rate	416.00%
Maturity Date	February 7, 2026
February 15, 2025 [Member]
Total Convertible Note	$ 400,000	$ 0
Principal Amount	$ 575,000
Interest Rate	10.00%
Effective interest rate	631.00%
Maturity Date	February 15, 2026